CONCENTRATIONS AND CREDIT RISK (Details Narrative)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	23.10%		21.70%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	23.80%		10.80%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Three Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	23.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.30%
Purchase [Member] | Supplier Concentration Risk [Member] | Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%